LISTING EXPENSE (Details) - EUR (€)		12 Months Ended
	Mar. 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Fair value of shares issued	€ 1,346,908,781	€ 1,346,909,000
Warrants issued by Arrival	€ 176,575,000	176,575,000
Total value of consideration		1,523,484,000
Fair Value of net asset received		(534,297,000)
Total reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment		989,187,000
Other expenses directly linked to the listing expense		16,524,000
Total listing expense		€ 1,005,711,000	€ 0	€ 0